Warrants (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Summary of warrant changes
The following table summarizes information about the warrants at December 31, 2021, and 2020, and the changes for the years then ended:

	Number of warrants	Weighted average exercise price

Warrants outstanding, December 31, 2019	7,757,670	$ 0.30

Issued	8,501,573	1.91

Exercised	(13,369,876)	0.81

Warrants outstanding, December 31, 2020	2,889,367	3.70

Issued	11,590,941	3.47

Exercised	(757,250)	3.19

Expired	(60,000)	7.60

Warrants outstanding, December 31, 2021	13,663,058	$ 3.51

The following table summarizes information about the warrants at December 31, 2020 and 2019, and the changes for the years then ended:

	Number of warrants	Weighted average exercise price
Warrants outstanding, December 31, 2018	—	$—
Issued	7,757,670	0.30

Warrants outstanding, December 31, 2019	7,757,670	0.30
Issued	8,501,573	1.91
Exercised	(13,369,876)	0.81

Warrants outstanding, December 31, 2020	2,889,367	$3.70

Summary of warrants outstanding and exercisable prices
The Company’s warrants are exercisable only for common shares, unless otherwise noted. The following table summarizes information about warrants outstanding and exercisable at December 31, 2021:

Exercise price	Expiry date	Warrants outstanding	Weighted average remaining contracted life (years)

$1.30	February 7, 2022	12,862*	0.10****

$2.00	February 7, 2022	541,883	0.10****

$2.00	February 13, 2022	44,232	0.12****

$3.50	June 4, 2022	57,441**	0.42

$4.50	June 4, 2022	1,552,633	0.42

$3.70	January 2, 2023	391,632***	1.01

$4.60	January 2, 2023	2,812,375	1.01

US$2.50	April 14, 2025	525,000	3.29

$5.62	June 7, 2026	225,000	4.44

US$2.35	October 19, 2026	7,500,000	4.80

		13,663,058

The Company’s warrants are exercisable only for common shares, unless otherwise noted. The following table summarizes information about warrants outstanding and exercisable at December 31, 2020:

Exercise price	Expiry date	Warrants outstanding		Weighted average remaining contracted life (years)
$ 1.60	August 13, 2021	45,000		0.62
$ 1.51	October 6, 2021	60,000		0.76
$ 7.60	December 21, 2021	60,000		0.97
$ 1.30	February 7, 2022	47,862	*	1.10
$ 2.00	February 7, 2022	656,733		1.10
$ 2.00	February 13, 2022	44,232		1.12
$ 3.50	June 4, 2022	296,308	**	1.42
$ 4.50	June 4, 2022	1,679,232		1.42

		2,889,367

Summary of the fair value of warrants issued for services	The fair value of warrants issued for services discussed above and as share issuance costs (Note 16) and debt issuance costs Note 12(h)) was estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	2021	2020

Risk-free interest rate	0.74%	0.26%

Dividend yield	0%	0%

Expected volatility	107%	147%

Expected life (years)	2.88	1.28

Forfeiture rate	0%	0%

The fair value of warrants issued for services discussed above and share issuance costs (note 15) was estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	Year ended December 31
	2020	2019
Risk-free interest rate	0.26%	1.57%
Dividend yield	0%	0%
Expected volatility	147%	150%
Expected life (years)	1.28	1.0
Forfeiture rate	0%	0%